BALANCE SHEETS (Parentheticals) - $ / shares	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, shares issued (in shares)	88,395,996	74,097,796	114,097,796
Common stock, shares outstanding (in shares)	88,395,996	74,097,796	114,097,796